Vanguard California Intermediate-Term Tax-Exempt Fund
Supplement Dated January 14, 2025, to the Prospectus and Summary Prospectus Dated March 27, 2024
Important Changes to Vanguard California Intermediate-Term Tax-Exempt Fund

Effective today, Grace Boraas replaces James D’Arcy as a co-portfolio manager for Vanguard California Intermediate-Term Tax-Exempt Fund (the Fund). Ms. Boraas joins Adam Ferguson, who will continue to serve as a co-portfolio manager for the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces James D’Arcy under the heading “Investment Advisor” in the Fund Summary section:
Grace Boraas, Portfolio Manager at Vanguard. She has co-managed the Fund since January 2025.
The following replaces James D’Arcy under the heading “Investment Advisor” in the More on the Funds section:
Grace Boraas, Portfolio Manager at Vanguard. She has been with Vanguard since 2013 and has co-managed the Fund since January 2025. Education: B.S., Stetson University.

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 100A 012025

Vanguard California Tax-Free Funds

Supplement Dated January 14, 2025, to the Statement of Additional Information Dated March 27, 2024
Important Changes to Vanguard California Intermediate-Term Tax-Exempt Fund
Effective today, Grace Boraas replaces James D’Arcy as a co-portfolio manager for Vanguard California Intermediate-Term Tax-Exempt Fund (the Fund). Ms. Boraas joins Adam Ferguson, who will continue to serve as a co-portfolio manager for the Fund.
All references to Mr. D’Arcy in the Statement of Additional Information are hereby deleted in their entirety. The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added under the heading
“1. Other Accounts Managed” on page B-53:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Grace Borass[1]	Registered investment companies[2]	5	$21.1B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Ms. Boraas began co-managing the Fund on January 14, 2025.
2 Information provided as of November 30, 2024.

Within the same section, the following text is added under the subheading “4. Ownership of Securities” on page B-54:

As of November 30, 2024, Ms. Boraas did not own any shares of Vanguard California Intermediate-Term Tax-Exempt Fund.
© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 075A 012025